SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (Parenthetical)	Mar. 10, 2024 USD ($) Machines	Dec. 31, 2023 USD ($)	Dec. 12, 2023 USD ($)	Jun. 12, 2023 USD ($)	Jan. 10, 2023 USD ($) Machines	Dec. 15, 2022 USD ($)	Jun. 30, 2023 Machines	May 31, 2023 USD ($) Machines
Jinhe Capital Limited [Member]
Number of machines to be purchased | Machines					5,000		2,000
Asset acquisition consideration transferred					$ 9,000,000
Jinhe Capital Limited [Member] | Subsequent Event [Member]
Number of machines to be purchased | Machines	2,000
Asset Purchase Agreement [Member]
Asset acquisition consideration transferred						$ 5,980,000
Asset Purchase Agreement [Member] | Jinhe Capital Limited [Member]
Number of machines to be purchased | Machines					5,000			2,000
Asset acquisition consideration transferred		$ 3,000,000			$ 9,000,000
Purchase amount								$ 3,600,000
Asset Purchase Agreement [Member] | Jinhe Capital Limited [Member] | Subsequent Event [Member]
Prepayment contract amount	$ 3,000,000
Honor Star Ventures Limited [Member]
provide a short term loan			$ 2,000,000
Loan term			P1Y
Annual interest rate			5.00%
Fresh First Inc [Member]
provide a short term loan				$ 200,000
Loan term			one month
Short term debt fixed interest amount				$ 1,000
Debt maturity date				Aug. 11, 2024